MERCANTILE FUNDS, INC.

Class A, Class B and Class C Shares

Prospectus

PRIME MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND

TAX-EXEMPT MONEY MARKET FUND

September 30, 2003,

as supplemented through December 17, 2003

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these Funds or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

www.mercantilemutualfunds.com

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

i

INTRODUCTION

This Prospectus describes the Mercantile Money Market Funds (the “Funds”), three investment portfolios offered by Mercantile Funds, Inc. (the “Company”). Mercantile Capital Advisors, Inc. (“MCA”) serves as investment advisor (“Advisor”) to each of the Company’s portfolios. The Company currently offers Class A, Class B and Class C Shares in three money market portfolios (the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund). The Company offers other investment portfolios (“Equity Funds and Bond Funds”), which are made available to investors through separate prospectuses. On the following pages, you will find important information about each Fund, including:

•	The Fund’s investment objective and the principal investment strategies used by the Fund’s investment advisor in trying to achieve that objective;

•	The principal risks associated with an investment in the Fund;

•	The Fund’s past performance measured on both a year-by-year and long-term basis; and

•	The fees and expenses you will pay as an investor in the Fund.

RISK/RETURN SUMMARY

The Prime Money Market Fund may be appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns. The Government Money Market Fund may be appropriate for investors who want to earn money market returns with the extra margin of safety associated with U.S. Government obligations. The Tax-Exempt Money Market Fund may be appropriate for investors who want a way to earn money market returns that are generally exempt from federal income tax.

Before investing in a Fund, you should carefully consider:

•	Your investment goals;

•	Your investment time horizon; and

•	Your tolerance for risk.

An investment in the Funds is not a deposit of Mercantile-Safe Deposit & Trust Company and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Prime Money Market, Government Money Market and Tax-Exempt Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

PRIME MONEY MARKET FUND

Investment Objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of high quality money market instruments.

Principal Investment Strategies

The Fund invests substantially all of its assets in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, asset-backed securities, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, obligations issued by U.S. and foreign banks, such as certificates of deposit and bankers’ acceptances, and repurchase agreements backed by U.S. Government obligations.

Because the Fund is a “money market fund,” securities purchased by it must meet strict requirements as to investment quality, maturity and diversification. The Fund will only buy a security if it has the highest rating (or one of the two highest ratings if the security is a corporate bond) from at least two nationally recognized statistical rating organizations, such as Standard & Poor’s or Moody’s Investors Service, or only one such rating if only one organization has rated the instrument. If the security is not rated, the Advisor must determine that it is of comparable quality to eligible rated securities. The Fund generally does not invest in securities with maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by the Fund must be 90 days or less. Prior to purchasing a security for the Fund, the Advisor must determine that the security carries very little credit risk.

[Sidebar:]

Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price (which typically includes a profit for the Fund).

Principal Risks of Investing in the Fund

The Advisor evaluates the rewards and risks presented by all securities purchased by the Fund and how they may advance the Fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Although the Fund strives to maintain a net asset value of $1.00 per share, there’s no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share and it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

Interest Rate Risk. The yield paid by the Fund will vary with changes in short-term interest rates.

Credit Risk. Although credit risk is generally low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

Repurchase Agreement Risk. Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in the Fund to decline.

Fund Performance

While the Fund’s past performance (before and after taxes) isn’t necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The inception date of the Class A and Class C Shares of the Fund is September 30, 2002 and the inception date of Class B Shares of the Fund is December 31, 2002; therefore, those share classes do not have a full calendar year of performance as of the date of this Prospectus. The returns shown in the bar chart and the table below reflect the historical performance for the Fund’s original share class (Institutional Shares). Institutional Shares are offered in a separate prospectus.

Class A, Class B and Class C Shares may have higher gross total annual operating expenses than the Institutional Shares and unlike Institutional Shares, Class B and Class C Shares of the Fund are also subject, in certain cases, to a contingent deferred sales charge at the time shares are redeemed. As a result of the increased expenses and sales charges, returns for Class A, Class B and Class C Shares will be less than the returns for the Institutional Shares.

The bar chart below shows how the performance has varied from year to year, which may give some idea of risk. Returns for the period reflect fee waivers in effect (if unwaived, total returns would have been lower). All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

Year-to-date total return for the six months ended June 30, 2003: 0.45%

[Sidebar:]

Best quarter:

1.58% for the quarter ended September 30, 2000

Worst quarter:

0.31% for the quarter ended December 31, 2002

Average Annual Total Returns (for the periods ended December 31, 2002)

	1 Year	5 Years	10 Years	Since Inception*
Prime Money Market Fund	1.48%	4.32%	4.44%	4.88%

*	July 21, 1989

To obtain the Fund’s current 7-day yield please call 1-800-551-2145 or visit us at www.mercantilemutualfunds.com.

FEES AND EXPENSES

(Class A, Class B and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A, Class B, or Class C Shares of the Fund.

	Prime Money Market Fund
	Class A	Class B	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None	4.50%[1]	1.00%[2]
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%

Total Fund Operating Expenses[3]	0.94%	1.44%	1.44%

[1]	This amount applies if you sell your shares in the first year after purchase, gradually declines to 1% in the sixth year after purchase and is eliminated thereafter. After eight years, Class B Shares automatically convert to Class A Shares. See “Investing in the Funds – How Sales Charges Work.”
[2]	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”
[3]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Prime Money Market Fund
	Class A	Class B	Class C
Management Fees	0.207%	0.207%	0.207%
Distribution and Service (12b-1) Fees	0.500%	1.000%	1.000%
Other Expenses	0.168%	0.168%	0.168%
Total Annual Fund Operating Expenses	0.875%	1.375%	1.375%

Example

The following Example is intended to help you compare the cost of investing in the Prime Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B or Class C Shares of the Fund for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and Class B Shares automatically convert to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Year		5 Years		10 Years
Prime Money Market Fund
Class A Shares		$96		$300		$520		$1,155
Class B Shares
—Assuming complete redemption at end of period —Assuming no redemption	$ $	613 147	$ $	789 456	$ $	1,025 787	$ $	1,587 1,587
Class C Shares
—Assuming complete redemption at end of period —Assuming no redemption	$ $	250 147	$ $	456 456	$ $	787 787	$ $	1,724 1,724

GOVERNMENT MONEY MARKET FUND

Investment Objective

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of direct Treasury obligations, other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

Principal Investment Strategies

The Fund invests primarily, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by such obligations.

[Sidebar:]

U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.

Because the Fund is a “money market fund,” the securities purchased by it must meet strict requirements as to investment quality, maturity and diversification. The Fund generally does not invest in securities with maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by the Fund must be 90 days or less. Prior to purchasing a security for the Fund, the Advisor must determine that the security carries very little credit risk.

Principal Risks of Investing in the Fund

The Advisor evaluates the risks and rewards presented by all securities purchased by the Fund and how they may advance the Fund’s investment objective. It’s possible, however, that these evaluations will prove to be inaccurate.

Although the Fund strives to maintain a net asset value of $1.00 per share, there’s no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share and it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

Interest Rate Risk. The yield paid by the Fund will vary with changes in short-term interest rates.

Credit Risk. Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

Repurchase Agreement Risk. Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

Fund Performance

While the Fund’s past performance (before and after taxes) isn’t necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The inception date of the Class A and Class C Shares of the Fund is September 30, 2002 and the inception date of Class B Shares of the Fund is December 31, 2002; therefore, those share classes do not have a full calendar year of performance as of the date of this Prospectus. The returns shown in the bar chart and the table below reflect the historical performance for the Fund’s original share class (Institutional Shares). Institutional Shares are offered in a separate prospectus.

Class A, Class B and Class C Shares may have higher gross total annual operating expenses than the Institutional Shares and unlike Institutional Shares, Class B and Class C Shares of the Fund are also subject, in certain cases, to a contingent deferred sales charge at the time shares are redeemed. As a result of the increased expenses and sales charges, returns for Class A, Class B and Class C Shares will be less than the returns for the Institutional Shares.

The bar chart below shows how the performance has varied from year to year, which may give some idea of risk. Returns for the period reflect fee waivers in effect (if unwaived, total returns would have been lower). All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

Year-to-date total return for the six months ended June 30, 2003: 0.43%

[Sidebar:]

Best quarter:

1.56% for the quarter ended September 30, 2000

Worst quarter:

0.31% for the quarter ended December 31, 2002

Average Annual Total Returns (for the periods ended December 31, 2002)

	1 Year	5 Years	10 Years	Since Inception*
Government Money Market Fund	1.44%	4.25%	4.38%	4.81%

*	July 21, 1989

To obtain the Fund’s current 7-day yield please call 1-800-551-2145 or visit us at www.mercantilemutualfunds.com.

FEES AND EXPENSES

(Class A, Class B and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A, Class B, or Class C Shares of the Fund.

	Government Money Market Fund
	Class A	Class B	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None	4.50%[1]	1.00%[2]
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%

Total Fund Operating Expenses[3]	0.94%	1.44%	1.44%

[1]	This amount applies if you sell your shares in the first year after purchase, gradually declines to 1% in the sixth year after purchase and is eliminated thereafter. After eight years, Class B Shares automatically convert to Class A Shares. See “Investing in the Funds – How Sales Charges Work.”
[2]	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”
[3]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Government Money Market Fund
	Class A	Class B	Class C
Management Fees	0.207%	0.207%	0.207%
Distribution and Service (12b-1) Fees	0.500%	1.000%	1.000%
Other Expenses	0.168%	0.168%	0.168%

Total Annual Fund Operating Expenses	0.875%	1.375%	1.375%

Example

The following Example is intended to help you compare the cost of investing in the Government Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B or Class C Shares of the Fund for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and Class B Shares automatically convert to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Year		5 Years		10 Years
Government Money Market Fund
Class A Shares		$96		$300		$520		$1,155
Class B Shares
—Assuming complete redemption at end of period —Assuming no redemption	$ $	613 147	$ $	789 456	$ $	1,025 787	$ $	1,587 1,587
Class C Shares
—Assuming complete redemption at end of period —Assuming no redemption	$ $	250 147	$ $	456 456	$ $	787 787	$ $	1,724 1,724

TAX-EXEMPT MONEY MARKET FUND

Investment Objective

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal by investing substantially all of its assets in a diversified portfolio of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities (“municipal obligations”) the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular federal income tax.

Principal Investment Strategies

During normal market conditions, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in short-term municipal obligations that pay interest which is exempt from both regular federal income tax and the federal alternative minimum tax. Municipal obligations purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer’s full faith, credit and taxing power. Revenue obligation securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Accordingly, investments in private activity bonds will not be treated as investments in municipal obligations for purposes of the 80% requirement stated above.

Because the Fund is a “money market fund,” municipal obligations purchased by it must meet strict requirements as to investment quality, maturity, and diversification. The Fund will only buy a municipal obligation if it has the highest rating (or one of the two highest ratings if the municipal obligation is a bond) from at least two nationally recognized statistical rating organizations, such as Standard & Poor’s or Moody’s Investors Service, or one such rating if only one organization has rated the security. If the security is not rated, the Advisor must determine that it is of comparable quality to eligible rated securities. The Fund generally does not invest in securities with maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by the Fund must be 90 days or less. Prior to purchasing a municipal obligation for the Fund, the Advisor must determine that the obligation carries very little credit risk.

[Sidebar:]

Municipal Obligations are issued by state and local governments to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal obligations, known as private activity bonds, are issued to finance projects for private companies. Municipal obligations, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

Principal Risks of Investing in the Fund

The Advisor evaluates the rewards and risks presented by all securities purchased by the Fund and how they may advance the Fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Although the Fund strives to maintain a net asset value of $1.00 per share, there’s no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share and it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

Interest Rate Risk. The yield paid by the Fund will vary with changes in interest rates.

Credit Risk. Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

Fund Performance

While the Fund’s past performance (before and after taxes) isn’t necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The inception date of the Class A and Class C Shares of the Fund is September 30, 2002 and the inception date of Class B Shares of the Fund is December 31, 2002; therefore, those share classes do not have a full calendar year of performance as of the date of this Prospectus. The returns shown in the bar chart and the table below reflect the historical performance for the Fund’s original share class (Institutional Shares). Institutional Shares are offered in a separate prospectus.

Class A, Class B and Class C Shares may have higher gross total annual operating expenses than the Institutional Shares and unlike Institutional Shares, Class B and Class C Shares of the Fund are also subject, in certain cases, to a contingent deferred sales charge at the time shares are redeemed. As a result of the increased expenses and sales charges, returns for Class A, Class B and Class C Shares will be less than the returns for the Institutional Shares.

The bar chart below shows how the performance has varied from year to year, which may give some idea of risk. Returns for the period reflect fee waivers in effect (if unwaived, total returns would have been lower). All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

Year-to-date total return for the six months ended June 30, 2003: 0.39%

[Sidebar:]

Best quarter:

0.97% for the quarter ended December 31, 2000

Worst quarter:

0.26% for the quarter ended December 31, 2002

Average Annual Total Returns (for the periods ended December 31, 2002)

	1 Year	5 Years	10 Years	Since Inception*
Tax-Exempt Money Market Fund	1.10%	2.63%	2.74%	3.14%

*	July 21, 1989

To obtain the Fund’s current 7-day yield please call 1-800-551-2145 or visit us at www.mercantilemutualfunds.com.

FEES AND EXPENSES

(Class A, Class B and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A, Class B, or Class C Shares of the Fund.

	Tax-Exempt Money Market Fund
	Class A	Class B	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None	4.50%[1]	1.00%[2]
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses	0.21%	0.21%	0.21%

Total Fund Operating Expenses[3]	0.96%	1.46%	1.46%

[1]	This amount applies if you sell your shares in the first year after purchase, gradually declines to 1% in the sixth year after purchase and is eliminated thereafter. After eight years, Class B Shares automatically convert to Class A Shares. See “Investing in the Funds – How Sales Charges Work.”
[2]	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”
[3]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below.

These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Tax-Exempt Money Market Fund
	Class A	Class B	Class C
Management Fees	0.194%	0.194%	0.194%
Distribution and Service (12b-1) Fees	0.500%	1.000%	1.000%
Other Expenses	0.181%	0.181%	0.181%

Total Annual Fund Operating Expenses	0.875%	1.375%	1.375%

Example

The following Example is intended to help you compare the cost of investing in the Tax-Exempt Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B or Class C Shares of the Fund for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and Class B Shares automatically convert to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Year		5 Years		10 Years
Tax-Exempt Money Market Fund
Class A Shares		$98		$306		$531		$1,178
Class B Shares
—Assuming complete redemption at end of period —Assuming no redemption	$ $	615 149	$ $	795 462	$ $	1,035 797	$ $	1,610 1,610
Class C Shares
—Assuming complete redemption at end of period —Assuming no redemption	$ $	252 149	$ $	462 462	$ $	797 797	$ $	1,746 1,746

OTHER STRATEGIES AND SECONDARY RISKS

While the previous pages describe each Fund’s principal strategies and risks, there are a few other issues to know about.

Securities Lending

To obtain interest income, each Fund, other than the Tax-Exempt Money Market, may lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned.

There is a risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis. Therefore, the Fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Defensive Positions

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective and could reduce the Fund’s return and affect its performance during a market upswing.

Other Types of Investments

This Prospectus describes each Fund’s principal investment strategies and the particular types of securities in which each Fund invests. Each Fund may from time to time pursue other investment strategies and make other types of investments in support of its investment objective. These supplemental investment strategies and the risks involved are described in detail in the Statement of Additional Information (“SAI”), which is referred to on the back cover of this Prospectus.

INVESTING IN THE FUNDS

How Sales Charges Work

Class A Shares of the Funds are sold without a sales charge. If you buy Class B or Class C Shares of a Fund, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options. The Funds also offer an additional class of shares, Institutional Shares, exclusively to customers maintaining qualified accounts at certain financial institutions and other investors. Institutional Shares are made available through a separate Prospectus provided to eligible investors.

Class B Shares

If you buy Class B Shares of a Fund, you won’t pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges for Class B Shares:

If you sell all your shares	You’ll pay a CDSC of
During the first year	4.50%
During the second year	4.00%
During the third year	3.00%
During the fourth year	3.00%
During the fifth year	2.00%
During the sixth year	1.00%
After the sixth year	None

The Company’s distributor pays dealers an up-front commission of 4.00% on sales of Class B Shares.

Converting Class B Shares to Class A Shares

If you buy Class B Shares of a Fund, your Class B Shares will automatically convert to Class A Shares of the Fund eight years after purchase. This allows you to benefit from the lower annual expenses of Class A Shares.

Class C Shares

If you buy Class C Shares of a Fund, you won’t pay a CDSC unless you sell your shares within the first year of buying them. The following table shows the schedule of CDSC charges for Class C Shares:

If you sell all your shares	You’ll pay a CDSC of
During first year	1.00%
After the first year	None

The Company’s distributor pays dealers an up-front commission of 1.00% on sales of Class C Shares.

Sales Charge Waivers – Class B and Class C Shares

No CDSC is assessed on redemptions of Class B or Class C Shares if:

•	The shares were purchased with reinvested dividends or capital gains distributions.

•	The shares are exchanged into the comparable class of another Mercantile Fund.

•	The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

•	The redemption is in connection with the death or disability of the shareholder.

•	You participate in the Company’s systematic withdrawal program and your annual withdrawals do not exceed 10% of your account’s value.

•	Your account falls below the Fund’s minimum account size, and the Company liquidates your account (see “Other Purchase and Redemption Information” on page 22).

•	The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

No CDSC is assessed on redemptions of Class C Shares if:

•	You are exchanging shares of the Company held as part of a Mercantile Retirement Services qualified retirement plan under Section 401(k) of the Internal Revenue Code into shares of another mutual fund as part of the same qualified retirement plan.

Distribution and Service Fees

The Company has adopted separate plans under Rule 12b-1 that allow each Fund to pay a distribution fee and a service fee, as defined by NASD, from its Class A Share assets, Class B Share assets and Class C Share assets, respectively, for selling and distributing Class A Shares, Class B Shares and Class C Shares. Class A Shares of the Funds can pay distribution and service fees at an annual rate of up to 0.50% of each Fund’s Class A Share assets, comprised of up to 0.25% for distribution services and expenses and up to 0.25% for services, as defined by NASD. Class B Shares and Class C Shares of the Funds can pay distribution and service fees at an annual rate of up to 1.00% of each Fund’s Class B Share assets and Class C Share assets, respectively, comprised of up to 75% for distribution services and expenses and up to 0.25% for services, as defined by NASD. Because distribution and service (12b-1) fees are paid on an on-going basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

Other Compensation

The Fund’s advisor and distributor (and their affiliates) may pay, from their own resources, dealers and other unaffiliated institutions that provide distribution and other services to the Funds. These amounts would be in addition to the distribution and service fees paid under the plans described above and any dealer reallowance paid out of a sales load.

The Company’s distributor may, from time to time, implement programs under which a broker-dealer’s sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments under such programs are made by the Company’s distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Class A Shares or the amount that the Funds will receive from such sales.

Calculating the CDSC on Class B and Class C Shares

The CDSC for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years. The CDSC is based on the value of the Class B or Class C Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, the Company will first sell any shares in your account that are not subject to a CDSC. The Company will then sell those shares that have the lowest CDSC.

Choosing between Class A, Class B and Class C Shares

Class B and Class C Shares are subject to higher fees than Class A Shares. For this reason, Class A Shares can be expected to pay higher dividends than Class B and Class C Shares.

Because of their higher operating expenses, Class B and Class C Shares of the Funds may not be appropriate for investors who do not plan to exchange their Class B or Class C Shares for Class B or Class C Shares of one or more of the Company’s Equity or Bond Funds.

Although Class C Shares are subject to a CDSC for only one year, Class C Shares do not have the automatic eight-year conversion feature applicable to Class B Shares and your investment may pay higher distribution fees indefinitely.

A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class B Shares.

Consult your financial institution or financial advisor for help in choosing the appropriate share class.

Getting Your Investment Started

Class A, Class B and Class C Shares of the Funds may be purchased either by customers of financial institutions, including Mercantile-Safe Deposit & Trust Company, its affiliates and correspondent banks, and other qualified banks, savings and loan associations and broker-dealers (“financial institutions”), or by individuals, corporations or other entities directly through the Company.

Customers of financial institutions should contact the financial institutions directly for appropriate purchase instructions. Should you wish to establish an account directly through the Company, please refer to the purchase options described under “How To Buy Fund Shares—Opening and Adding to Your Fund Account.”

Payments for Fund shares must be in U.S. dollars and should be drawn on a U.S. bank. Please remember that the Company reserves the right to reject any purchase order, including purchase orders accompanied by foreign and third party checks.

How To Buy Fund Shares

•  Minimum Investments. The minimum initial investment in a particular Fund is $1,000 and the minimum for subsequent investments is $100. The Company reserves the right to waive these minimums in certain instances.

•  Opening and Adding to Your Fund Account. Direct investments in the Funds may be made in a number of different ways, as shown in the following chart. Simply choose the method that is most convenient for you. Any questions you have may be answered by calling 1-800-551-2145. As described above under “Getting Your Investment Started,” you may also purchase Fund shares through your financial institution.

	To Open an Account	To Add to an Account
By Mail

•       Complete a New Account Application and mail it along with a check payable to Mercantile Funds, Inc. to:

Mercantile Funds, Inc.

P.O. Box 182028

Columbus, Ohio 43218-2028

To obtain a New Account Application, call 1-800-551-2145.

•       Make your check payable to Mercantile Funds, Inc. and mail it to the address on the left.

•       Please indicate the particular Fund in which you are investing.

•       Please include your account number on your check.

By Wire

•       Before wiring funds, please call
1-800-551-2145 for complete wiring instructions.

•       Promptly complete a New Account Application and forward it to:

Mercantile Funds, Inc.

P.O. Box 182028

Columbus, Ohio 43218-2028

•       Instruct your bank to wire Federal funds to: Huntington Bank, Columbus, OH 43219, Bank Routing #044000024, Mercantile Concentration A/C # 01899622436.

•       Be sure to include your name and your Fund account number.

•       The wire should indicate that you are making a subsequent purchase as opposed to opening a new account.

Consult your bank for information on remitting funds by wire and associated bank charges.

You may use other investment options, including automatic investments, exchanges and directed reinvestments, to invest in your Fund account. Please refer to the section below entitled “Shareholder Services” for more information.

•  Business Hours. With respect to the Tax-Exempt Money Market Fund, the price of each share class is calculated every business day at 11:00 a.m. Eastern Time and at 2:00 p.m. Eastern Time with respect to the Prime Money Market Fund and Government Money Market Fund. If the bond market closes early due to a holiday or in the case of a scheduled half-day or an unscheduled suspension, the Prime Money Market Fund and Government Money Market Fund close at 11:00 a.m. Eastern Time.

The Company and the New York Stock Exchange currently observe the following holidays: New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Funds also currently observe Columbus Day and Veterans Day holidays.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency as determined by the Securities and Exchange Commission (“SEC”). If the Exchange closes early because of an emergency, the

Company may be open for shareholder transactions if the Federal Reserve wire system is open, but it is not required to be open. You can find out if a Fund is open for business by calling 1-800-551-2145.

•  Explanation of Sales Price. The public offering price for shares of a Fund is based upon net asset value. A Fund will calculate its net asset value per Class A, Class B and Class C Shares by adding the value of the Fund’s investments, cash and other assets attributable to Class A, Class B and Class C Shares, subtracting the Fund’s liabilities attributable to Class A, Class B and Class C Shares, and then dividing the result by the number of Class A, Class B and Class C Shares of the Fund that are outstanding. This process is sometimes referred to as “pricing” a Fund’s shares.

•  How the Funds are Valued. The assets of the Funds are valued at amortized cost, which generally approximates market value. Although the Funds seek to maintain their net asset value per share at $1.00, there can be no assurance that the net asset value per share will not vary.

•  When Purchases are Accepted. Purchase orders will be accepted by the Funds’ transfer agent only on a day when the shares of a Fund are priced (referred to as a “Business Day”). If you purchase shares of a Fund through a financial institution, the financial institution is responsible for transmitting your purchase order and required funds to the Funds’ transfer agent on a timely basis.

If your purchase order for shares of a Fund is received by the Funds’ transfer agent on a Business Day before the time the Fund’s net asset value is calculated, your shares will be purchased at the public offering price calculated on that day. If your purchase order for shares of a Fund is received by the Funds’ transfer agent on a Business Day after the time the Fund’s net asset value is calculated, your shares will be purchased at the public offering price calculated on the following Business Day. If the procedures described above are not followed and if a financial institution submitted the order, the financial institution will be notified that the order has not been accepted. If you purchase shares of a Fund directly through the Company and if your purchase order is accompanied by payment in any form other than immediately available funds, shares will be purchased at the public offering price calculated on the next Business Day after the Business Day on which both the order and payment in immediately available funds are received by the Funds’ transfer agent.

•  Customer Identification Program. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

How To Sell Fund Shares

You can arrange to get money out of your Fund account by selling some or all of your shares. This process is known as “redeeming” your shares. If you purchased your shares through an account at a financial institution, you may only redeem shares through that financial institution. If you purchased your shares directly from the Company, you can redeem shares using any of the methods described below.

To Redeem Shares

By Mail

•   Send a written request to Mercantile Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028.

•   Your written request must

-        be signed by each account holder;

-        state the number or dollar amount of shares to be redeemed and identify the specific Fund and class of shares;

-        include your account number.

•   Signature guarantees are required

-        for all redemption requests over $100,000;

-        for any redemption request where the proceeds are to be sent to someone other than the shareholder of record or to an address other than the address of record.

By Electronic Transfer via Wire and/or Automated Clearing House (“ACH”) (available only if you completed the appropriate section on the New Account Application)

Please call 1-800-551-2145 for more complete instructions for all of the below:

•   You will need to provide the account name, account number, name of Fund, class of shares and amount of redemption.

-        $1,000 minimum per transaction for wires

-        $100 minimum per transaction for ACH

•   If you have already opened your account and would like to add the electronic transfer feature, send a written request and necessary documentation to: Mercantile Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028. The request must be signed (and signatures guaranteed) by each account owner.

•   To change bank instructions, send a written request and necessary documentation to the above address. The request must be signed (and signatures guaranteed) by each account owner.

By Telephone (automatic unless you checked the appropriate box on the New Account Application)

•       Call 1-800-551-2145. You will need to provide the account name, account number, name of Fund, class of shares and amount of redemption.

•       If you have already opened your account and would like to add the telephone redemption feature, send a written request to: Mercantile Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028. The request must be signed by each account owner.

Other redemption options, including exchanges and systematic withdrawals, are also available. Please refer to the section below entitled “Shareholder Services” for more information.

•  Explanation of Redemption Price. Redemption orders received in good order (including all necessary documentation and signature guarantees, where required) by the Funds’ transfer agent are processed at their net asset value per share next determined after receipt, less any applicable CDSC. On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Company reserves the right to advance the time at which redemption orders must be received in good order to be processed on that Business Day.

•  When Payment is Sent. Payment for redemption orders with respect to the Funds which are received by the Funds’ transfer agent before the time the Fund’s net asset value is calculated normally will be wired or sent to the shareholder(s) of record on the same Business Day. Payment for redemption orders with respect to the Funds which are received between the time the Fund’s net asset value is calculated and the close of regular trading hours on the Exchange (currently 4:00 p.m. Eastern Time) or on a non-Business Day normally will be wired or sent to the shareholder(s) of record on the next Business Day.

•  Rights We Reserve. In each case the Company reserves the right to wire or send redemption proceeds within seven days after receiving the redemption order if the Advisor believes that earlier payment would adversely affect the Company. If you purchased your shares directly through the Company, your redemption proceeds will be sent by check unless you otherwise direct the Company or the Funds’ transfer agent. The Automated Clearing House (“ACH”) system may also be utilized for payment of redemption proceeds. The Company normally pays redemption proceeds in cash, but it has the right to deliver readily marketable portfolio securities having a market value equal to the redemption price. Until you sell these portfolio securities, you’ll continue to bear the risk that the value of such securities may decline in response to changes in the U.S. or foreign markets. When you sell these portfolio securities, you’ll pay brokerage charges.

•  When Your Account is through an Intermediary. Financial institutions are responsible for transmitting their customers’ redemption orders to the Funds’ transfer agent and crediting their customers’ accounts with redemption proceeds on a timely basis. You should receive the net asset value per share next determined on the day you submit your order to the financial institution if you do so before the close of regular trading hours on the Exchange (normally 4:00 p.m. Eastern Time). No charge is imposed by the Company for wiring redemption proceeds, although the financial institutions may charge their customers’ accounts directly for redemption and other services. In addition, if a customer has agreed with a financial institution to maintain a minimum cash balance in his or her account maintained with the financial institution and the balance falls below that minimum, the customer may be obliged to redeem some or all of the Fund shares held in the account in order to maintain the required minimum balance.

The value of the shares you redeem may be more or less than your cost, depending on a Fund’s current net asset value.

Other Purchase and Redemption Information

•  Taxpayer Identification Number. Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account.

•  Minimum Account Balance. Shareholders should note that if an account balance falls below $1,000 as a result of redemptions and is not increased to at least $1,000 within 60 days after notice, the account may be closed and the proceeds sent to the shareholder.

•  Wire Transactions. If you purchased shares by wire, you must file a New Account Application with the Funds’ transfer agent before any of those shares can be redeemed. You should contact your bank for information about sending and receiving funds by wire, including any charges by your bank for these services. The Company may decide at any time to change the minimum amount per transaction for redemption of shares by wire or to no longer permit wire redemptions.

•  Telephone Transactions. You may choose to initiate certain transactions by telephone. The Company and its agents will not be responsible for any losses resulting from unauthorized transactions when reasonable procedures to verify the identity of the caller are followed. To the extent that the Company does not follow such procedures, it and/or its agents may be responsible for any unauthorized transactions.

•  Rights We Reserve. The Company reserves the right to refuse a telephone redemption if it believes it is advisable to do so (for example, if the Company believes that telephone instructions are fraudulent or unauthorized). Procedures for redeeming shares by telephone may be modified or terminated by the Company at any time. It may be difficult to reach the Company by telephone during periods of unusual market activity. If this happens, you may redeem your shares by mail as described above.

The Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of its shares) for such periods as permitted by SEC rules (for example, for any period during which the Exchange is closed, other than customary weekend and holiday closings, or during which trading on the Exchange is restricted).

•  Checks. If you attempt to sell shares you recently purchased with a check, the Company may delay sending you the proceeds from the redemption until the check has cleared (which may take up to 10 business days). You can avoid this delay by purchasing shares via wire as described above. In addition, if you attempt to sell shares after you notified us of an address change, the Company may delay sending you the redemption proceeds for 7 business days.

•  Signature Guarantees. Certain redemption requests and other communications with the Company require a signature guarantee. Signature guarantees are designed to protect both you and the Company from fraud. To obtain a signature guarantee you should visit a financial institution that participates in the Stock Transfer Agents Medallion Program (“STAMP”). Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words “Signature Guaranteed.” A notary public cannot provide a signature guarantee.

•  For more information. For current yield, purchase and redemption information, call 1-800-551-2145.

SHAREHOLDER SERVICES

The Company provides a variety of ways to make managing your investments more convenient. Some of these options require you to request them on the New Account Application or you may request them after opening an account by calling 1-800-551-2145. if you do not do so, you may request them after opening your account by calling 1-800-551-2145. Except for retirement plans, these options are available only to shareholders who purchase their Fund shares directly through the Company.

Retirement Plans

Class A, Class B and Class C Shares of each Fund, except the Tax-Exempt Money Market, may be purchased in connection with certain tax-sheltered retirement plans, including individual retirement accounts. Shares may also be purchased in connection with profit-sharing plans, section 401(k) plans, money purchase pension plans and target benefit plans. Further information about how to participate in these plans, the fees charged by these plans, the limits on contributions to these plans and the services available to participants in such plans can be obtained from the Company. To invest through any tax-sheltered retirement plan, please call the Company at 1-800-551-2145 for information and the required separate application. You should consult with a tax advisor to determine whether a tax-sheltered retirement plan is available and/or appropriate for you. The Tax-Exempt Money Market Fund may not be approved for tax-deferred retirement accounts.

Exchange Privilege

You may exchange Class A Shares of a Fund for Class A Shares of any other investment portfolio offered by the Company. Unless you qualify for a waiver, you’ll have to pay a sales charge when you exchange Class A Shares of a Fund for Class A Shares of any of the Company’s Equity or Bond Fund (sold through another Prospectus) that imposes a sales charge on purchases.

You may exchange Class B Shares of a Fund for Class B Shares of any other investment portfolio offered by the Company. You won’t pay a CDSC when you exchange your Class B Shares. However, when you sell the Class B Shares you acquired in the exchange, you’ll pay a contingent deferred sales charge based on the date you bought the Class B Shares which you exchanged.

Exchanges from Class B Shares of any Fund offered by the Company into any other Fund offered by the Company do not change or lower the initial CDSC based on the date you bought the Class B Shares that you exchanged. In other words, for each investment you make in Class B Shares, the date you first bought shares and the CDSC schedule attributed to a particular Fund offered by the Company is the information used to calculate your CDSC on a particular investment, regardless of whether you exchange into another fund of the Company with a lower CDSC schedule.

You may exchange Class C Shares of a Fund for Class C Shares of any other portfolio offered by the Company. You won’t pay a CDSC when you exchange your Class C Shares. However, when you sell the Class C Shares you acquired in the exchange, you’ll pay a contingent deferred sales charge based on the date you bought the Class C Shares which you exchanged.

Because of their higher operating expenses, Class B and Class C Shares of the Funds may not be appropriate for investors who do not plan to exchange their Class B or Class C Shares for Class B or Class C Shares of one or more of the Company’s Equity or Bond Funds.

You may exchange shares by mailing your request to Mercantile Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028 or by telephoning your request to 1-800-551-2145. If you are opening a new account in a different Fund or investment portfolio by exchange, the exchanged shares must be at least equal in value to the minimum investment for the Fund or investment portfolio in which the account is being opened.

You should read the Prospectus for the Fund into which you are exchanging. Exchanges will be processed only when the shares being offered can legally be sold in your state. Exchanges may have tax consequences for you. Consult your tax advisor for further information.

To elect the exchange privilege after you have opened a Fund account, or for further information about the exchange privilege, call 1-800-551-2145. The Company reserves the right to reject any exchange request. The Company reserves the right, at any time without prior notice, to suspend, limit or terminate the exchange privilege of any shareholder who makes more than twelve exchanges in a calendar year. The Company may modify or terminate the exchange privilege, but will not materially modify or terminate it without giving shareholders 60 days’ notice.

Automatic Investment Plan

One easy way to pursue your financial goals is to invest money regularly. The Company offers an Automatic Investment Plan — a convenient service that lets you transfer money from your bank account into your Fund account automatically on a regular basis. At your option, your bank account will be debited in a particular amount ($100 minimum) that you have specified, and Class A Shares, Class B Shares or Class C Shares will automatically be purchased monthly on the 15th day. If the 15th day is not a Business Day, the Fund shares will be purchased on the next Business Day. Your bank account must be maintained at a domestic financial institution that is an ACH member. You will be responsible for any loss or expense to the Funds if an ACH transfer is rejected. To select this option, or for more information, please call 1-800-551-2145.

Systematic Withdrawals

The Company offers a convenient way of withdrawing money from your Fund account. You may request regular monthly, quarterly, semi-annual or annual withdrawals in any amount of $100 or more. The withdrawal will be made on the 15th day of those months corresponding to your selection of monthly, quarterly, semi-annual or annual withdrawals, and distributed in cash or reinvested in shares of another Fund or portfolio offered by the Company. If the 15th day of the month is not a Business Day, then the withdrawal will be made on the next Business Day. You need a minimum account balance of $10,000 to participate in the Company’s systematic withdrawal program. No CDSC will be charged on withdrawals of Class B or Class C Shares made through systematic withdrawals that don’t annually exceed 10% of your account’s value. To elect this option, or for more information, please call 1-800-551-2145.

Checkwriting

Checkwriting is available for non-IRA shareholders of the Funds directly through the Company. A charge for use of the checkwriting privilege may be imposed by the Company. There is no limit to the number of checks you may write per month, although each check must be in an amount of $500 or more. To sign up for the checkwriting privilege and obtain checks, you must complete the appropriate section of the New Account Application. To establish this checkwriting privilege after opening an account in a Fund, you must call the Company at 1-800-551-2145 to obtain a signature card. You will receive the daily dividends declared on the shares to be redeemed up to the day that a check is presented to your Fund’s custodian for payment. Applicable CDSC charges for Class B and Class C Shares will be deducted from a shareholder’s account the day the check is presented for payment. The Company may modify or terminate the checkwriting privilege on 30 days’ written notice to shareholders. An account in a Fund may not be closed by writing a check. A penalty of $50 will be charged to a shareholder’s account for each check returned due to insufficient funds (NSF).

Directed Reinvestments

Generally, dividends and capital gain distributions are automatically reinvested in shares of the Fund from which the dividends and distributions are paid. You may elect, however, to have your dividends and/or capital gain distributions automatically reinvested in shares of another Fund or portfolio offered by the Company. To elect this option, complete the appropriate section on the New Account Application, or for more information, please call 1-800-551-2145.

DIVIDENDS AND DISTRIBUTIONS

Shareholders receive dividends and net capital gain distributions. Dividends for each Fund are derived from its net investment income. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them.

Shares in each Fund begin earning dividends on the day a purchase order is processed and continue earning dividends through and including the day before the shares are redeemed. If you purchased shares through a financial institution, your dividends and distributions will be paid in cash and wired to your financial institution. If you purchased your shares directly from the Company, your dividends and distributions will be automatically reinvested in additional shares of the Fund on which the dividend or distribution was declared unless you indicated differently on the New Account Application. At your option, cash, dividends and distributions will be paid by check or via ACH. To change between the cash and reinvest options, notify the Company at 1-800-551-2145 or in writing. If you have elected to receive dividends and/or distributions in cash by check and the postal or other delivery service is unable to deliver checks to your address of record, you will be deemed to have rescinded your election to receive dividends and/or distributions in cash and your dividends and distributions will be automatically reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend and/or distribution checks.

Distribution Schedule

Fund	Dividends	Capital Gains (if any)
Prime Money Market Fund Government Money Market Fund Tax-Exempt Money Market Fund	Declared daily and paid monthly Declared daily and paid monthly Declared daily and paid monthly	Declared and paid at least annually Declared and paid at least annually Declared and paid at least annually

TAX INFORMATION

The tax information in this Prospectus is provided as general information; a more detailed discussion of federal income tax considerations is set forth in the Company’s Statement of Additional Information. You should consult your tax advisor for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Tax-Exempt Money Market Fund

Federal taxes. It is expected that the Tax-Exempt Money Market Fund will distribute dividends derived from interest earned on exempt securities, and these “exempt-interest dividends” will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of the Fund will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gains or taxable interest income will be taxable to you as ordinary income. You will be notified annually of the tax status of distributions to you.

State and local taxes. Dividends paid by the Tax-Exempt Money Market Fund that are attributable to interest earned by the Fund may be taxable to shareholders under state or local law.

Prime and Government Money Market Funds

Federal taxes. The Prime Money Market and Government Money Market Funds contemplate declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other distributions in the Funds will generally be taxable as ordinary income.

You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In the case of each Fund you will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

State and local taxes. Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of each Fund’s distributions, if any, that are attributable to interest on U.S. Government securities.

MANAGEMENT OF THE COMPANY

Investment Advisor

Mercantile Capital Advisors, Inc. (“MCA”) is the investment advisor for each Fund. MCA, which has its main office at Two Hopkins Plaza, Baltimore, Maryland 21201, is a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company and an indirect wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company and an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company. As of June 30, 2003, MCA had approximately $3.1 billion in assets under management and its parent company, Mercantile-Safe Deposit & Trust Company, had $8 billion in assets under management.

MCA, subject to the general supervision of the Company’s Board of Directors, manages the investment portfolio of each Fund in accordance with its investment objective and policies. This includes selecting portfolio investments and placing purchase and sale orders for each Fund.

In exchange for these services, MCA is entitled to investment advisory fees from the Funds that are calculated daily and paid monthly. For the fiscal year ended May 31, 2003, the Funds paid MCA advisory fees (net of waivers) as follows:

Fund	Investment Advisory Fees as a % of net assets
Prime Money Market Fund	0.21%
Government Money Market Fund	0.21%
Tax-Exempt Money Market Fund	0.19%

MCA and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Baltimore area since 1864. For additional information on MCA, see http://www.adviserinfo.sec.gov.

The lead portfolio managers of the Funds are the following investment professionals, who are assisted by a team of investment professionals and analysts:

Tax-Exempt Money Market Fund

Ronald M. Shostek, CFA, Vice President, serves as the portfolio manager for the Fund with the assistance of a co-portfolio manager. He joined Mercantile in 2000. He has managed the Fund since 2000. He has a B.S. and M.B.A. from Pennsylvania State University.

Mark G. McGlone, Senior Vice President, serves as co-portfolio manager of the Fund. He joined Mercantile in 1981. He has managed institutional fixed income portfolios at MCA and its predecessors since 1981. He has co-managed the Fund since 2003. He has a B.A. from Johns Hopkins University and an M.B.A. from Loyola College.

Prime Money Market and Government Money Market Funds

Joshua Kakel, Assistant Vice President, serves as the portfolio manager for the Funds with the assistance of a co-portfolio manager. He joined Mercantile in 1999. He has managed the Funds since 2001. He has a B.S.B.A. from West Virginia University.

John C. Busse, Vice President, serves as co-portfolio manager of the Funds. He joined Mercantile in 1999. He has co-managed the Funds since 2003. He has a B.A. from Cornell University and an M.B.A. from University of Notre Dame.

FINANCIAL HIGHLIGHTS

The financial highlights tables shown below are intended to help you understand the Funds’ financial performance for the period from the inception of each Share class (September 30, 2002 for Class A and Class C Shares; December 31, 2002 for Class B Shares) to May 31, 2003. Certain information reflects the financial performance of a single share of each class of each of the Funds. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each class of each Fund, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds’ financial statements, are included in the Company’s Annual Report to Shareholders and are incorporated by reference into the SAI. The Annual Report to Shareholders and SAI are available free of charge upon request.

PRIME MONEY MARKET FUND

Financial Highlights for a share of the Prime Money Market Fund outstanding throughout each of the periods indicated:

	Class A	Class B	Class C
Prime Money Market Fund	For the Period September 30, 2002(1) to May 31, 2003	For the Period December 31, 2002(1) to May 31, 2003	For the Period September 30, 2002(1) to May 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0070	0.0040	0.0071

Total From Investment Operations	0.0070	0.0040	0.0071

Less Distributions to Shareholders from:
Net Investment Income	(0.0070)	(0.0040)	(0.0071)

Total Distributions	(0.0070)	(0.0040)	(0.0071)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.70%	0.40%	0.72%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$830	$20	$84
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[2]	0.38%[2]	0.38%[2]
Before Expense Waiver	0.94%[2]	1.43%[2]	1.45%[2]
Ratio of Net Investment Income to Average Net Assets	0.94%[2]	0.87%[2]	0.88%[2]

(1)	Commencement of Operations
(2)	Annualized

GOVERNMENT MONEY MARKET FUND

Financial Highlights for a share of the Government Money Market Fund outstanding throughout each of the periods indicated:

	Class A	Class B	Class C
Government Money Market Fund	For the Period September 30, 2002(1) to May 31, 2003	For the Period December 31, 2002(1) to May 31, 2003	For the Period September 30, 2002(1) to May 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0068	0.0041	0.0073

Total From Investment Operations	0.0068	0.0041	0.0073

Less Distributions to Shareholders from:
Net Investment Income	(0.0068)	(0.0041)	(0.0073)

Total Distributions	(0.0068)	(0.0041)	(0.0073)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.68%	0.41%	0.74%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$448	$3	$1
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[2]	0.38%[2]	0.38%[2]
Before Expense Waiver	0.95%[2]	1.40%[2]	1.50%[2]
Ratio of Net Investment Income to Average Net Assets	0.87%[2]	0.88%[2]	1.05%[2]

(1)	Commencement of Operations
(2)	Annualized

TAX-EXEMPT MONEY MARKET FUND

Financial Highlights for a share of the Tax-Exempt Money Market Fund outstanding throughout each of the periods indicated:

	Class A	Class B	Class C
Tax-Exempt Money Market Fund	For the Period September 30, 2002(1) to May 31, 2003	For the Period December 31, 2002(1) to May 31, 2003	For the Period September 30, 2002(1) to May 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0058	0.0032	0.0056

Total From Investment Operations	0.0058	0.0032	0.0056

Less Distributions to Shareholders from:
Net Investment Income	(0.0058)	(0.0032)	(0.0056)

Total Distributions	(0.0058)	(0.0032)	(0.0056)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.59%	0.32%	0.56%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,354	$1	$1
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%[2]	0.38%[2]	0.38%[2]
Before Expense Waiver	0.95%[2]	1.46%[2]	1.52%[2]
Ratio of Net Investment Income to Average Net Assets	0.83%[2]	0.73%[2]	0.90%[2]

(1)	Commencement of Operations
(2)	Annualized

[Inside Back Cover Page]

Service Providers

Management and support services are provided to the Funds by several organizations.

Investment Advisor and Administrator:

Mercantile Capital Advisors, Inc.

Baltimore, Maryland

Custodian:

The Fifth Third Bank

Cincinnati, Ohio

Transfer Agent:

BISYS Fund Services Ohio, Inc.

Columbus, Ohio

Distributor:

BISYS Fund Services Limited Partnership

Columbus, Ohio

For More Information

You’ll find more information about the Funds in the following documents:

Annual and Semi-Annual Reports

The Company’s annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it is incorporated by reference into (considered to be part of) this Prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling 1-800-551-2145 or writing to:

Mercantile Funds, Inc.

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, Maryland 21201

Or visit us on the web at www.mercantilemutualfunds.com.

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the Fund’s documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the Fund’s documents after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

The Company’s Investment Company Act File No. is 811-5782.